Eaton Vance

Municipal Income 2028 Term Trust

October 31, 2021

PORTFOLIO OF INVESTMENTS (Unaudited)

Tax-Exempt Municipal Obligations — 143.0%

Security	Principal Amount (000’s omitted)	Value
Bond Bank — 0.7%
Rickenbacker Port Authority, OH, (OASBO Expanded Asset Pooled Financing Program), 5.375%, 1/1/32	$1,280	$1,643,315

		$1,643,315

Education — 1.3%
Capital Trust Agency, FL, (Florida Charter Educational Foundation, Inc.), 4.50%, 6/15/28(1)	$550	$587,796
Capital Trust Agency, FL, (Liza Jackson Preparatory School, Inc.), 4.00%, 8/1/30	400	446,532
District of Columbia, (Rocketship DC Obligated Group), 5.00%, 6/1/29(1)	465	532,941
Florida Development Finance Corp., (River City Science Academy):
4.00%, 7/1/28	150	170,106
4.00%, 7/1/29	155	174,237
4.00%, 7/1/30	215	239,908
Florida Higher Educational Facilities Financing Authority, (Jacksonville University), 4.50%, 6/1/33(1)	265	304,122
Pinellas County Educational Facilities Authority, FL, (Pinellas Academy of Math and Science), 4.125%, 12/15/28(1)	545	591,347

		$3,046,989

Electric Utilities — 4.4%
Salt River Agricultural Improvement and Power District, AZ, 5.00%, 12/1/30(2)	$10,000	$10,280,400

		$10,280,400

Escrowed/Prerefunded — 39.6%
Clovis Unified School District, CA, (Election of 2012):
Prerefunded to 8/1/24, 0.00%, 8/1/28	$1,000	$832,470
Prerefunded to 8/1/24, 0.00%, 8/1/29	2,395	1,900,744
Prerefunded to 8/1/24, 0.00%, 8/1/30	2,575	1,944,460
Delaware Health Facilities Authority, (Nanticoke Memorial Hospital), Prerefunded to 7/1/23, 5.00%, 7/1/28	2,500	2,689,625
Fresno Unified School District, CA, (Election of 2010):
Prerefunded to 8/1/24, 0.00%, 8/1/30	800	600,432
Prerefunded to 8/1/24, 0.00%, 8/1/31	955	681,755
Hawaii:
Prerefunded to 11/1/22, 5.00%, 11/1/28(2)	5,400	5,659,092
Prerefunded to 11/1/22, 5.00%, 11/1/28(2)	185	193,876
Prerefunded to 11/1/22, 5.00%, 11/1/28(2)	2,415	2,530,872
Illinois Finance Authority, (Plymouth Place, Inc.), Prerefunded to 5/15/25, 5.00%, 5/15/30	2,750	3,174,628
Lancaster Industrial Development Authority, PA, (Garden Spot Village), Prerefunded to 5/1/23, 5.375%, 5/1/28	600	645,750
Northeast Ohio Regional Sewer District, Prerefunded to 5/15/23, 4.00%, 11/15/33(2)	7,500	7,934,700
Oregon Department of Administrative Services, Lottery Revenue, Prerefunded to 4/1/23, 4.00%, 4/1/29(2)	10,000	10,534,400
Portland Community College District, OR, Prerefunded to 6/15/23, 3.25%, 6/15/32(2)	10,250	10,745,895

Security	Principal Amount (000’s omitted)	Value
Riverside County Community College District, CA, (Election of 2004):
Prerefunded to 2/1/25, 0.00%, 8/1/29	$1,500	$1,211,970
Prerefunded to 2/1/25, 0.00%, 8/1/30	1,250	959,838
Rutgers State University, NJ, Prerefunded to 5/1/23, 4.00%, 5/1/30(2)	8,425	8,901,012
San Bernardino Community College District, CA, Prerefunded to 8/1/23, 4.00%, 8/1/30(2)	10,000	10,661,200
Savannah Economic Development Authority, GA, (Marshes of Skidaway Island), Escrowed to Maturity, 6.00%, 1/1/24	240	256,094
Scottsdale Municipal Property Corp., AZ, Excise Tax Revenue:
Prerefunded to 7/1/25, 4.00%, 7/1/30(2)	2,000	2,257,020
Prerefunded to 7/1/25, 4.00%, 7/1/31(2)	5,680	6,409,937
Prerefunded to 7/1/25, 4.00%, 7/1/32(2)	2,120	2,392,441
Tempe Union High School District No. 213, AZ:
Prerefunded to 7/1/23, 4.00%, 7/1/29(2)	4,200	4,462,752
Prerefunded to 7/1/23, 4.00%, 7/1/30(2)	4,350	4,622,136

		$92,203,099

General Obligations — 21.7%
Chicago Board of Education, IL:
5.00%, 12/1/26	$3,000	$3,550,620
5.00%, 12/1/27	500	603,415
Clackamas Community College District, OR:
0.00%, 6/15/28	1,830	1,562,381
0.00%, 6/15/29	1,000	815,770
Detroit, MI, 5.00%, 4/1/27	1,700	1,998,248
Illinois:
5.00%, 11/1/29	1,500	1,777,755
5.00%, 5/1/33	3,200	3,514,880
5.00%, 5/1/39	1,165	1,275,092
Leander Independent School District, TX, (PSF Guaranteed), 0.00%, 8/15/31	5,000	3,589,450
Pennsylvania, 4.00%, 4/1/29(2)	10,000	10,506,900
Texas, (Texas Transportation Commission), 4.00%, 10/1/31(2)	10,000	10,812,400
Washington, 4.00%, 7/1/29(2)	10,000	10,568,800

		$50,575,711

Hospital — 12.8%
Bucks County Industrial Development Authority, PA, (Grand View Hospital), 5.00%, 7/1/29	$550	$671,006
California Health Facilities Financing Authority, (Providence Health & Services), 4.00%, 10/1/28(2)	10,000	10,956,000
Illinois Finance Authority, (Presence Health Network), 5.00%, 2/15/29	2,635	3,176,940
New York Dormitory Authority, (Orange Regional Medical Center):
5.00%, 12/1/29(1)	450	510,606
5.00%, 12/1/30(1)	1,000	1,133,820
Southeastern Ohio Port Authority, (Memorial Health System Obligated Group), 5.50%, 12/1/29	985	1,074,536
Tarrant County Cultural Education Facilities Finance Corp., TX, (Baylor Health Care System), Prerefunded to 5/15/23, 4.00%, 11/15/32(2)	10,000	10,571,700
Yavapai County Industrial Development Authority, AZ, (Yavapai Regional Medical Center), 5.00%, 8/1/28	1,500	1,612,440

		$29,707,048

Industrial Development Revenue — 8.1%
Louisiana Public Facilities Authority, (Cleco Power LLC), 4.25%, 12/1/38	$2,395	$2,476,646

Security	Principal Amount (000’s omitted)	Value
Matagorda County Navigation District No. 1, TX, (AEP Texas Central Co.):
Series 2008-1, 4.00%, 6/1/30	$540	$566,843
Series 2008-2, 4.00%, 6/1/30	3,000	3,149,130
National Finance Authority, NH, (Covanta), (AMT), 4.00%, 11/1/27(1)	2,500	2,601,425
New Jersey Economic Development Authority, (Continental Airlines), (AMT), 5.625%, 11/15/30	1,355	1,488,413
New York Transportation Development Corp., (Delta Air Lines, Inc. - LaGuardia Airport Terminals C&D Redevelopment), (AMT), 4.00%, 10/1/30	3,000	3,485,010
Ohio Air Quality Development Authority, (Pratt Paper, LLC), (AMT), 3.75%, 1/15/28(1)	995	1,102,450
Public Finance Authority, WI, (Celanese Corp.), 4.05%, 11/1/30	3,000	3,297,150
Tuscaloosa County Industrial Development Authority, AL, (Hunt Refining Co.), 4.50%, 5/1/32(1)	516	551,790
Vermont Economic Development Authority, (Casella Waste Systems, Inc.), (AMT), 4.625% to 4/3/28 (Put Date), 4/1/36(1)	105	121,731

		$18,840,588

Insured – Electric Utilities — 2.6%
Puerto Rico Electric Power Authority:
(NPFG), 5.25%, 7/1/29	$500	$542,675
(NPFG), 5.25%, 7/1/30	5,000	5,418,000

		$5,960,675

Insured – General Obligations — 3.3%
Chicago Board of Education, IL, (AGM), 5.00%, 12/1/28	$250	$311,985
Grossmont Union High School District, CA, (Election of 2008), (AGM), 0.00%, 8/1/29	4,000	3,169,040
Luzerne County, PA, (AGM), 5.00%, 11/15/29	2,000	2,332,240
McHenry County Community Unit School District No. 12, IL, (AGM), 4.25%, 1/1/29	1,230	1,321,106
Puerto Rico Public Buildings Authority, (NPFG), 6.00%, 7/1/28	500	505,190

		$7,639,561

Insured – Special Tax Revenue — 0.7%
Puerto Rico Convention Center District Authority, (AMBAC), 5.00%, 7/1/31	$1,475	$1,504,500

		$1,504,500

Insured – Transportation — 4.5%
Foothill/Eastern Transportation Corridor Agency, CA, (AGM), 5.625%, (0.00% until 1/15/24), 1/15/32	$795	$941,121
New Jersey Economic Development Authority, (The Goethals Bridge Replacement), (AGM), (AMT), 5.00%, 1/1/31	1,340	1,472,968
New Jersey Transportation Trust Fund Authority, (Transportation System), (AMBAC), 0.00%, 12/15/28	9,095	8,082,090

		$10,496,179

Insured – Water and Sewer — 2.3%
Jefferson County, AL, Sewer Revenue:
(AGM), 0.00%, 10/1/27	$875	$709,949
(AGM), 0.00%, 10/1/29	1,225	869,333
(AGM), 0.00%, 10/1/30	1,045	691,048
(AGM), 0.00%, 10/1/33	5,870	3,171,502

		$5,441,832

Lease Revenue/Certificates of Participation — 3.0%
Michigan Strategic Fund, (Facility for Rare Isotope Beams), 4.00%, 3/1/31	$1,000	$1,070,920

Security	Principal Amount (000’s omitted)	Value
New Jersey Economic Development Authority, (School Facilities Construction):
5.00%, 6/15/28	$3,000	$3,712,980
5.00%, 6/15/30	1,000	1,239,960
New York Liberty Development Corp., (4 World Trade Center), Green Bonds, 1.20%, 11/15/28	1,000	982,980

		$7,006,840

Other Revenue — 0.4%
Kalispel Tribe of Indians, WA, Series A, 5.00%, 1/1/32(1)	$700	$825,482

		$825,482

Senior Living/Life Care — 9.6%
Bexar County Health Facilities Development Corp., TX, (Army Retirement Residence Foundation), 5.00%, 7/15/28	$225	$249,440
Buffalo and Erie County Industrial Land Development Corp., NY, (Orchard Park CCRC, Inc.), 5.00%, 11/15/28	1,360	1,545,150
Colorado Health Facilities Authority, (Frasier Meadows Retirement Community):
5.25%, 5/15/28	250	290,667
Prerefunded to 5/15/23, 5.00%, 5/15/30	410	438,405
Franklin County Industrial Development Authority, PA, (Menno-Haven, Inc.):
5.00%, 12/1/27	250	282,235
5.00%, 12/1/28	250	280,248
Harris County Cultural Education Facilities Finance Corp., TX, (Brazos Presbyterian Homes, Inc.), 5.75%, 1/1/28	140	147,036
Lancaster County Hospital Authority, PA, (Brethren Village), 5.00%, 7/1/30	1,025	1,168,223
Massachusetts Development Finance Agency, (Linden Ponds, Inc.), 5.00%, 11/15/28(1)	300	339,378
Montgomery County Industrial Development Authority, PA, (Whitemarsh Continuing Care Retirement Community), 4.25%, 1/1/28	2,300	2,434,228
Multnomah County Hospital Facilities Authority, OR, (Mirabella at South Waterfront), 5.125%, 10/1/34	1,500	1,612,575
New Hope Cultural Education Facilities Finance Corp., TX, (Longhorn Village), 5.00%, 1/1/28	1,145	1,242,039
New Jersey Economic Development Authority, (United Methodist Homes of New Jersey):
4.00%, 7/1/27	765	789,258
4.00%, 7/1/28	910	937,191
North Carolina Medical Care Commission, (Galloway Ridge), 5.00%, 1/1/29	560	639,526
Palm Beach County Health Facilities Authority, FL, (Sinai Residences of Boca Raton), 7.25%, 6/1/34	1,210	1,269,060
Public Finance Authority, WI, (Church Home of Hartford, Inc.), 5.00%, 9/1/25(1)	980	1,047,424
Rockville, MD, (Ingleside at King Farm), 5.00%, 11/1/29	1,100	1,204,841
St. Louis County Industrial Development Authority, MO, (Friendship Village St. Louis Obligated Group), 5.00%, 9/1/28	635	727,145
Tarrant County Cultural Education Facilities Finance Corp., TX, (MRC Stevenson Oaks), 6.25%, 11/15/31	380	445,656
Tarrant County Cultural Education Facilities Finance Corp., TX, (Trinity Terrace), 5.00%, 10/1/29	1,045	1,155,185
Tempe Industrial Development Authority, AZ, (Mirabella at ASU), 5.50%, 10/1/27(1)	900	979,533
Tulsa County Industrial Authority, OK, (Montereau, Inc.), 5.00%, 11/15/26	345	401,280
Vermont Economic Development Authority, (Wake Robin Corp.):
5.00%, 5/1/27	500	576,875
5.00%, 5/1/28	750	861,945
Warren County, OH, (Otterbein Homes Obligated Group), 5.00%, 7/1/28	1,200	1,276,476

		$22,341,019

Security	Principal Amount (000’s omitted)	Value
Special Tax Revenue — 11.8%
Bullhead City, AZ, Excise Taxes Revenue, 1.30%, 7/1/28	$485	$473,292
Lakewood Ranch Stewardship District, FL, (Villages of Lakewood Ranch), 4.25%, 5/1/26	1,330	1,393,069
Metropolitan Development and Housing Agency, TN, (Fifth + Broadway Development), 4.50%, 6/1/28(1)	750	818,400
Michigan Finance Authority, Detroit Financial Recovery Income Tax Revenue, 4.50%, 10/1/29	895	950,132
New York Dormitory Authority, Sales Tax Revenue, 4.00%, 3/15/30(2)	10,000	10,473,100
New York State Urban Development Corp., Personal Income Tax Revenue, 5.00%, 3/15/30(2)	12,000	13,276,080

		$27,384,073

Student Loan — 2.1%
Massachusetts Educational Financing Authority:
(AMT), 4.125%, 1/1/29	$215	$217,780
(AMT), 5.00%, 1/1/27	3,000	3,381,000
New Jersey Higher Education Student Assistance Authority:
Series 2013-1A, (AMT), 4.00%, 12/1/28	510	522,847
Series 2015-1A, (AMT), 4.00%, 12/1/28	785	824,996

		$4,946,623

Transportation — 11.7%
Foothill/Eastern Transportation Corridor Agency, CA, 5.90%, (0.00% until 1/15/24), 1/15/27	$2,000	$2,216,960
Grand Parkway Transportation Corp., TX:
4.95%, (0.00% until 10/1/23), 10/1/29	800	921,320
5.05%, (0.00% until 10/1/23), 10/1/30	1,500	1,723,635
5.20%, (0.00% until 10/1/23), 10/1/31	2,000	2,303,920
Houston, TX, (United Airlines, Inc.), (AMT), 5.00%, 7/1/29	1,470	1,593,671
Kentucky Public Transportation Infrastructure Authority, (Downtown Crossing Project), Prerefunded to 7/1/23, 0.00%, 7/1/28	1,240	906,552
Metropolitan Transportation Authority, NY, 5.00% to 5/15/30 (Put Date), 11/15/45	2,250	2,845,035
New York Transportation Development Corp., (LaGuardia Airport Terminal B Redevelopment), (AMT), 5.00%, 7/1/34	4,000	4,441,920
Port Authority of New York and New Jersey, (AMT), 4.00%, 7/15/36(2)	10,000	10,380,400

		$27,333,413

Water and Sewer — 2.4%
Michigan Finance Authority, (Detroit Water and Sewerage Department), 5.00%, 7/1/30	$5,000	$5,586,350

		$5,586,350

Total Tax-Exempt Municipal Obligations — 143.0% (identified cost $307,650,679)		$332,763,697

Taxable Municipal Obligations — 4.7%

Security	Principal Amount (000’s omitted)	Value
General Obligations — 2.8%
Atlantic City, NJ, 7.00%, 3/1/28	$2,675	$3,028,448
Chicago, IL:
7.375%, 1/1/33	1,000	1,291,880
7.781%, 1/1/35	1,675	2,302,371

		$6,622,699

Security	Principal Amount (000’s omitted)	Value
Insured – Transportation — 1.9%
Alameda Corridor Transportation Authority, CA, (AMBAC), 0.00%, 10/1/31	$5,805	$4,364,895

		$4,364,895

Total Taxable Municipal Obligations — 4.7% (identified cost $8,368,901)		$10,987,594

Total Investments — 147.7% (identified cost $316,019,580)		$343,751,291

Other Assets, Less Liabilities — (47.7)%		$(110,977,719)

Net Assets — 100.0%		$232,773,572

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

At October 31, 2021, the concentration of the Trust’s investments in the various states and territories, determined as a percentage of total investments, is as follows:

New York	14.3%
California	11.7%
Texas	11.2%
Others, representing less than 10% individually	62.8%

The Trust invests primarily in debt securities issued by municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. At October 31, 2021, 10.3% of total investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution or financial guaranty assurance agency ranged from 1.9% to 4.4% of total investments.

(1)

Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be sold in certain transactions in reliance on an exemption from registration (normally to qualified institutional buyers). At October 31, 2021, the aggregate value of these securities is $12,048,245 or 5.2% of the Trust’s net assets.

(2)	Security represents the municipal bond held by a trust that issues residual interest bonds.

Abbreviations:

AGM	-	Assured Guaranty Municipal Corp.

AMBAC	-	AMBAC Financial Group, Inc.

AMT	-	Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.

NPFG	-	National Public Finance Guarantee Corp.

PSF	-	Permanent School Fund

The Trust did not have any open derivative instruments at October 31, 2021.

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At October 31, 2021, the hierarchy of inputs used in valuing the Trust’s investments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2	Level 3	Total
Tax-Exempt Municipal Obligations	$—	$332,763,697	$—	$332,763,697
Taxable Municipal Obligations	—	10,987,594	—	10,987,594
Total Investments	$—	$343,751,291	$—	$343,751,291

For information on the Trust’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Trust’s most recent financial statements included in its semiannual or annual report to shareholders.